Goodwill, net (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill, net
	December 31, 2024	June 30, 2025	June 30, 2025
	S$’000	S$’000	US$’000

Acquisition	664	664	519
Goodwill impairment	(664)	(664)	(519)
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